RECLAMATION AND REMEDIATION - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Noncurrent Assets
Reclamation and remediation
Asset retirement obligation restricted assets	$ 62	$ 49
Equity Securities | Other Noncurrent Assets
Reclamation and remediation
Asset retirement obligation restricted assets	$ 35	51
Maximum
Reclamation and remediation
Loss accrual possible shortfall (as a percent)	34.00%
Minimum
Reclamation and remediation
Loss accrual possible shortfall (as a percent)	0.00%
Yanacocha
Reclamation and remediation
Reclamation adjustments and other	$ 529	$ 1,554	$ 152
Con Mine
Reclamation and remediation
Remediation adjustments and other			27
Porcupine
Reclamation and remediation
Reclamation adjustments and other	$ 91		$ 16